Investment Objectives and Goals - Moerus Worldwide Value Fund	Mar. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - MOERUS WORLDWIDE FUND (formerly, “Moerus Worldwide Value Fund”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is long-term capital appreciation.